Business acquisitions and development projects - Additional Information (Details) $ / shares in Units, CAD in Thousands, $ in Thousands													3 Months Ended		12 Months Ended
	Sep. 18, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 17, 2017 USD ($)	Feb. 15, 2017 MWac	Jan. 01, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Dec. 14, 2016 MWac	Nov. 29, 2016 USD ($)	Jan. 08, 2016 CAD water_utility	Jan. 08, 2016 USD ($) water_utility	Aug. 12, 2015 MWac	Mar. 31, 2018 CAD	Dec. 31, 2016 CAD MWh $ / kWh	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Mar. 31, 2018 $ / shares
Business Acquisition [Line Items]
Additions to property, plant and equipment | CAD																CAD 740,023		CAD 405,743
Property, plant and equipment | CAD														CAD 4,889,946		7,909,493		4,889,946
Intangible assets | CAD														64,989		CAD 64,108		64,989
Empire
Business Acquisition [Line Items]
Business combination, purchase price					$ 2,414,000
Business acquisition, cash paid per common share (usd per share) | $ / shares					$ 34.00
Business combination, liabilities incurred					$ 855,000
Intangible asset, useful life																39 years	39 years
Park Water Company
Business Acquisition [Line Items]
Business combination, purchase price										CAD 353,077	$ 249,540
Business combination, liabilities incurred											$ 91,750
Number of regulated water utilities | water_utility										3	3
Revenue | CAD																CAD 91,817		96,695
Pre-tax net earnings | CAD																CAD 17,620		CAD 25,374
Great Bay Solar Project
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac												75
Great Bay Solar Facility | Partnership
Business Acquisition [Line Items]
Partnership agreement, funded amount																	$ 42,750
Great Bay Solar Facility | Partnership | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount	$ 59
Luning Solar Facility
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac				50
Luning Solar Facility | Partnership | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount			$ 31,212			$ 7,826
Bakersfield Solar Project
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac								20
Bakersfield Solar Project II
Business Acquisition [Line Items]
Solar power capacity (megawatt ac) | MWac								10
Bakersfield Solar Project II | Tax Investor
Business Acquisition [Line Items]
Partnership agreement, funded amount		$ 9,800							$ 2,454
Wind Turbine Components
Business Acquisition [Line Items]
Additions to property, plant and equipment | CAD														CAD 75,000
Renewable energy production tax credit (usd per kwh) | $ / kWh														0.023
Acquisition Facility | Line of Credit
Business Acquisition [Line Items]
Proceed from long-term lines of credit							$ 1,336,440
Minimum | Wind Turbine Components
Business Acquisition [Line Items]
Wind power capacity (megawatt) | MWh														500
Maximum | Wind Turbine Components
Business Acquisition [Line Items]
Wind power capacity (megawatt) | MWh														700
Weighted Average | Park Water Company
Business Acquisition [Line Items]
Estimated useful lives										40 years	40 years
Bridge Loan | Acquisition Facility | Line of Credit
Business Acquisition [Line Items]
Proceed from long-term lines of credit					$ 1,336,440		$ 1,336,440
Scenario, Forecast [Member] | Perris Water Distribution System
Business Acquisition [Line Items]
Business combination, purchase price															$ 12
Scenario, Forecast [Member] | St. Lawrence Gas Company, Inc.
Business Acquisition [Line Items]
Business combination, purchase price															$ 70
Atlantica Yield | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Equity interest																			25.00%
Total purchase price | CAD													CAD 608
Equity Method Investment, Share Price | $ / shares																			$ 24.25
Business Acquisition, Share Price, Contingent Payment | $ / shares																			$ 0.60